Note 8 - Administrative Expenses - Components of Administrative Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement Line Items [Line Items]
Investor relations			$ 237	$ 322
Audit fee			134	139
Advisory services fees			782	3,823
Listing fees			321	592
Directors fees – Company			346	301
Directors fees – Blanket			34	30
Employee costs			3,350	2,815
Other office administration cost			100	247
Information technology and communication cost– Group related			128	84
Director and management liability insurance			461	414
Travel costs			382	355
Administrative expenses, total	$ 3,664	$ 3,183	$ 6,275	$ 9,122